INTANGIBLE ASSET (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Intangible assets, amortization expense	$ (3,084)	$ 0	$ (11,696)
Software developments [Member]
Intangible assets, estimated useful lives	5 years		5 years
Intangible assets, amortization method	Straight line basis		Straight line basis
Software licenses fee and others [Member]
Intangible assets, estimated useful lives	5 years
Intangible assets, amortization method	Straight line basis